RELATED PARTY TRANSACTIONS (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 22, 2022
Related Party Transaction [Line Items]
Gain (loss) on sale of vessel | $	$ 18,670,000	$ 13,228,000	$ 39,405,000
Management fee, percentage	1.25%
Number of Suezmax tankers operating in the spot market for which company pays management fee | tanker	2
Number of product tankers operating on time charter for which company pays management fee | tanker	6
Number of Suezmax tankers for which company pays management fee | tanker	9
Frontline Management
Related Party Transaction [Line Items]
Management/operating fee (fee per day) | $	$ 150
West Taurus
Related Party Transaction [Line Items]
Gain (loss) on sale of vessel | $			$ (600,000)
Seadrill
Related Party Transaction [Line Items]
Percentage of post-emergency bankruptcy allowance				0.01